11. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Equity [Abstract]
Stock-based compensation	$ 0	$ 36,150
Restricted shares issued	0	106,325